13. SEGMENT REPORTING	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
NOTE 13. SEGMENT REPORTING

NOTE 13 – SEGMENT REPORTING

The Company measures segment income as income from operations less depreciation and amortization.  The reportable segments are components of the Company which offer different products or services and are separately managed, with separate financial information available that is separately evaluated regularly by the Company’s Chief Executive Officer in determining the performance of the business.

Upon consummation of the merger of Heat Planet and the Company, the Company operated two segments: commercial vehicle sales, servicing, leasing and support segment and office leasing segment. Prior to the acquisition of Hebei Ruiliang Trading in April 2012, the Company operated a single segment of commercial vehicle sales, servicing, leasing and support segment. During the reporting periods, the office leasing segment did not commence operation and did not generate any revenues or operating results. However, the value of the assets of the office leasing segment as of June 30, 2013 and December 31, 2012 are $78,939 and $76,893, respectively. The remaining values of assets as of June 30, 2013 and December 31, 2012 are $377,129 and $362,413, respectively, which are related to the commercial vehicle sales, servicing, leasing and support segment.